Cash and cash equivalents - Fixed term deposits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Cash and cash equivalents.
Fixed term deposit	$ 5,000
Maturity period	9 months
Interest rate	4.07%